Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net [Text Block]

8. Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Buildings	102,864	111,875	17,957
Plant and machinery	118,923	124,410	19,969
Motor vehicles	5,953	4,959	796
Furniture, fixtures and computer equipment	45,588	45,529	7,308
Construction-in-progress	10,919	41,003	6,581

	284,247	327,776	52,611
Less: Accumulated depreciation	(86,194)	(103,531)	(16,617)

Total property, plant and equipment	198,053	224,245	35,994

Construction-in-progress as of December 31, 2012 included machinery and equipment not ready for intended use, renovation of old facilities and construction of a new facility in Benxi City, Liaoning Province, the PRC.

The depreciation of all types of property, plant and equipment is calculated using the straight-line method over their respective estimated useful life. Depreciation expense was RMB13,906,000, RMB20,002,000 and RMB24,026,000 (US$3,856,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

All of the Group’s buildings are located in the PRC.